[Letterhead]

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

VIA EDGAR

August 3, 2006

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	METROPOLITAN WEST FUNDS (the “Registrant”)
File Nos. 333-18737 and 811-07989

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectuses and Statement of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 27 (the “Amendment”) to the Registrant’s Registration Statement filed on Form N-1A. The Amendment was filed electronically on July 20, 2006.

Please contact the undersigned if you have any questions or comments at (610) 382-8662.

Sincerely,

/s/ Jeremy Steich

Jeremy Steich

Regulatory Administrator

cc:	Keith Kirk (Metropolitan West Asset Management)
David A. Hearth, Esq. (Paul, Hastings, Janofsky & Walker LLP)